Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [Member]	Capital reserve [Member]	General reserve [Member]	Exchange reserve [Member]	PRC statutory and other reserves [member]	Retained profits [Member]	Attributable to equity shareholders of the Company [member]	Non-controlling interests [Member]
Beginning balance at Dec. 31, 2015	¥ 920,368	¥ 402,130	¥ (264,289)	¥ 72	¥ (165)	¥ 279,484	¥ 500,104	¥ 917,336	¥ 3,032
Changes in equity
PROFIT FOR THE YEAR	108,839						108,741	108,741	98
Change in value of available-for-sale financial assets	24		24					24
Currency translation differences	774				774			774
Share of other comprehensive income (loss) of investments accounted for using the equity method	(1,059)		(1,043)				(16)	(1,059)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	108,578		(1,019)		774		108,725	108,480	98
Dividends approved in respect of previous year (note 32(b)(ii))	(20,777)						(20,764)	(20,764)	(13)
Dividends declared in respect of current year (note 32(b)(i))	(26,227)						(26,227)	(26,227)
Transfer to PRC statutory reserves (note 32(c)(ii))						25,525	(25,525)
Others	196					196		196
Ending balance at Dec. 31, 2016	982,138	402,130	(265,308)	72	609	305,205	536,313	979,021	3,117
Changes in equity
PROFIT FOR THE YEAR	114,414						114,279	114,279	135
Change in value of available-for-sale financial assets	(5)		(5)					(5)
Currency translation differences	(735)				(735)			(735)
Share of other comprehensive income (loss) of investments accounted for using the equity method	(1,038)		(1,038)					(1,038)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	112,636		(1,043)		(735)		114,279	112,501	135
Dividends approved in respect of previous year (note 32(b)(ii))	(22,211)						(22,204)	(22,204)	(7)
Dividends declared in respect of current year (note 32(b)(i))	(83,832)						(83,832)	(83,832)
Transfer to PRC statutory reserves (note 32(c)(ii))						21,808	(21,808)
Others	150					150		150
Ending balance (Previously stated [member]) at Dec. 31, 2017	988,881	402,130	(266,351)	72	(126)	327,163	522,748	985,636	3,245
Ending balance (Increase decrease due to changes in accounting policy required by IFRS15 and IFRS9 [member]) at Dec. 31, 2017	6,531		548			1,181	4,802	6,531
Ending balance (As restated [member]) at Dec. 31, 2017	995,412	402,130	(265,803)	72	(126)	328,344	527,550	992,167	3,245
Ending balance at Dec. 31, 2017	988,881
Changes in equity
PROFIT FOR THE YEAR	117,951						117,781	117,781	170
Changes in the fair value of financial assets at fair value through other comprehensive income	(168)		(168)					(168)
Currency translation differences	1,160				1,160			1,160
Share of other comprehensive income (loss) of investments accounted for using the equity method	1,248		1,248					1,248
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	120,191		1,080		1,160		117,781	120,021	170
Dividends approved in respect of previous year (note 32(b)(ii))	(27,070)						(27,060)	(27,060)	(10)
Dividends declared in respect of current year (note 32(b)(i))	(32,870)						(32,870)	(32,870)
Transfer to PRC statutory reserves (note 32(c)(ii))						19,148	(19,148)
Others	146					147		147	(1)
Ending balance at Dec. 31, 2018	¥ 1,055,809	¥ 402,130	¥ (264,723)	¥ 72	¥ 1,034	¥ 347,639	¥ 566,253	¥ 1,052,405	¥ 3,404